Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories
8.	Inventories
Inventories as at December 31, 2022 and 2023, are as follows:

	December 31, 2022						December 31, 2023
(in millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation Allowance		Book amount
Merchandise	￦	768,748	￦	(96,010)	￦	672,738	￦	981,127	￦	(102,215)	￦	878,912
Others		44,935		—		44,935		109,439		—		109,439

Total	￦	813,683	￦	(96,010)	￦	717,673	￦	1,090,566	￦	(102,215)	￦	988,351

Cost of inventories recognized as expenses for the year ended December 31, 2023 amounts to
￦
3,386,069 million (2021:
￦
3,787,203 million, 2022:
￦
3,485,288 million) and valuation loss on inventory amounts to
￦
6,205
million for the year ended December 31, 2023 (2021: reversal valuation loss on inventory amounts to
￦
12,920
million, 2022: reversal valuation loss on inventory amounts to
￦
24,294 million).